Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Basic earnings per share
Net income attributable to equity shareholders		$ 1,677	$ 423	$ 1,518	$ 2,100	$ 3,382
Less: Preferred share dividends and distributions on other equity instruments		67	72	47	139	88
Net income attributable to common shareholders		$ 1,610	$ 351	$ 1,471	$ 1,961	$ 3,294
Weighted-average common shares outstanding		912,297	906,770	902,489	909,488	902,174
Basic earnings per share	[1]	$ 1.77	$ 0.39	$ 1.63	$ 2.16	$ 3.65
Diluted earnings per share
Net income attributable to common shareholders		$ 1,610	$ 351	$ 1,471	$ 1,961	$ 3,294
Weighted-average common shares outstanding		912,297	906,770	902,489	909,488	902,174
Add: Stock options potentially exercisable		665	711	2,910	706	2,874
Add: Equity-settled consideration		257	244	340	250	332
Weighted-average diluted common shares outstanding		913,219	907,725	905,739	910,444	905,380
Diluted earnings per share	[1]	$ 1.76	$ 0.39	$ 1.62	$ 2.15	$ 3.64

[1]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.